SUPPLEMENT DATED JUNE 23, 1997
                     TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED MARCH 7, 1997 FOR
                  INSTITUTIONAL SHARES OF THE FOLLOWING FUNDS:

                      Morgan Grenfell Fixed Income Fund
                      Morgan Grenfell Municipal Bond Fund
                      Morgan Grenfell Short-Term Fixed Income Fund
                      Morgan Grenfell Short-Term Municipal Bond Fund Morgan Grenfell Smaller Companies Fund
                      Morgan Grenfell Microcap Fund
                      Morgan Grenfell Large Cap Growth Fund


         The Trustees of Morgan Grenfell Investment Trust (the "Trust") have approved the removal of the nonfundamental investment restrictions shown as:

         (i) restrictions (b), (d), (f), (g), (h), (j) and (k) on pages 24 and 25 of the Statement of Additional Information for each Fund other than Morgan Grenfell Fixed Income Fund and Morgan Grenfell Municipal Bond Fund; and

         (ii) restriction (2) on page 26 of the Statement of Additional Information for Morgan Grenfell Fixed Income Fund and Morgan Grenfell Municipal Bond Fund.

Accordingly, these restrictions no longer apply to the Funds.

                                   * * * * * *

         Morgan Grenfell Microcap Fund's unaudited financial statements for the period commencing December 18, 1996 (commencement of the Fund's operations) and ended April 30, 1997 are included in, and incorporated by reference into, the Statement of Additional Information. For this period, the average annual total return of institutional shares of the Fund was (7.5)%.

                                   * * * * * *

         As of June 1, 1997, the Trustees and officers of the Trust owned, as a group, less than one percent of the outstanding shares of each Fund other than Morgan Grenfell Short-Term Municipal Bond Fund and Morgan Grenfell Smaller Companies Fund. On such date, the Trustees and officers of the Trust owned, as a group, 3.57% of the outstanding shares of Morgan Grenfell Short-Term Municipal Bond Fund and 2.48% of the outstanding shares of Morgan Grenfell Smaller Companies Fund.

         As of June 5, 1997, the following shareholders owned the following respective percentages of the outstanding shares of Morgan Grenfell Fixed Income Fund, Morgan Grenfell Municipal Bond Fund, Morgan Grenfell Short-Term Fixed Income Fund, Morgan Grenfell Short-Term Municipal Bond Fund, Morgan Grenfell Smaller Companies Fund and Morgan Grenfell Microcap Fund:

Fixed Income Fund:
-------------------------

BATRUS & Co.                                                               5.98%
c/o Bankers Trust Company
PO Box 9005
Church Street Station
New York, NY 10006

San Mateo County Employees                                                 7.65%
Retirement Association
2317 Broadway St STE 115
Redwood City, CA 94063-1613

Municipal Bond Fund:
--------------------

SEI Trust Company                                                          7.72%
1 Freedom Valley Drive
Oaks, PA 19456

Batrus & Co.                                                              45.50%
c/o Bankers Trust Co.
PO Box 9005
Church Street Station
New York, NY 10006

INFID & Co.                                                                5.33%
c/o Bankers Trust Co.
PO Box 9005
Church Street Station
New York, NY 10006

Charles Schwab & Co. Inc.                                                  9.93%
101 Montgomery Street
San Francisco, CA 94104-4122

Short-Term Municipal Bond Fund:
-------------------------------

SEI Trust Company                                                          5.85%
1 Freedom Valley Drive
Oaks, PA 19456

Rocco A. Ortenzio                                                         18.34%
c/o Select Capital Corp
4718 Old Gettysburg Rd
Mechanicsburg, PA 17055

Robert A. Ortenzio                                                         6.11%
c/o Select Capital Corp
4718 Old Gettysburg Rd
Mechanicsburg, PA 17055

Charles Schwab & Co. Inc.                                                 16.50%
101 Montgomery Street
San Francisco, CA 94104-4122

David W. Baldt                                                             8.47%
677 Lippincott Ave
Moorestown, NJ 08057-1921

Short-Term Fixed Income Fund:
-----------------------------

BATRUS & Co.                                                              18.56%
c/o Bankers Trust
PO Box 9005
Church Street Station
New York, NY 10006

SEI Trust Company                                                          5.74%
1 Freedom Valley Drive
Oaks, PA 19456

Saxon & Co.                                                               17.07%
P.O. Box 7780-1888
Philadelphia, PA 19182

Patterson & Co.                                                            7.04%
P.O. Box 7829
Philadelphia, PA 19101-7829

TBON & Co.                                                                 8.50%
401 Church St
PO Box 198986
Nashville TN 37219-8986

Smaller Companies Fund:
-----------------------

Morgan Grenfell Capital Management, Inc.                                  65.55%
(Delaware Corporation)
885 Third Avenue
Suite 3200
New York, NY 10022-4834

Deutsche Morgan Grenfell                                                  29.70%
CJ Lawrence Inc.
1290 Avenue of the Americas
New York, NY 10104-0101

Microcap Fund:
--------------

Deutsche Morgan Grenfell                                                  54.29%
C. J. Lawrence Inc.
1290 Avenue of the Americas
New York, NY 10104-0101

Morgan Grenfell Capital Management Inc.                                   16.20%
885 Third Avenue
Suite 3200
New York, NY 10022-4834

Elizabeth Lugar Schater                                                   11.60%
336 Parkway St
Charlottesville, VA 22902-4631

Miter & Co.                                                               11.36%
Deutsche Bank
P.O. Box 2977
Milwaukee, WI 53201-2977